Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ 22,617,981
Ending balance		$ 22,617,981
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	869
New financial assets originated or purchased	58,828	291,865
Financial assets that have been derecognized	(182,871)	(162,519)
Foreign exchange and other movements	(12,885)	(4,773)
Allowance for loan losses	596,505	747,617	$ 545,199
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(1,344)
New financial assets originated or purchased	17,453
Financial assets that have been derecognized	(18,514)	(5,316)
Foreign exchange and other movements	(941)	5,845
Allowance for loan losses	68,192	73,465	78,501
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(314)
New financial assets originated or purchased	46,059	125,212
Financial assets that have been derecognized	(30,031)	(76,578)
Foreign exchange and other movements	(4,680)	(5,849)
Allowance for loan losses	196,240	220,791	256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(139,925)	(315,765)
- Changes due to modifications that did not result in derecognition	(188,427)	(265,977)
New financial assets originated or purchased	7,663,802	8,916,631
Financial assets that have been derecognized	(6,828,130)	(8,450,587)
Foreign exchange and other movements	(247,232)	(401,135)
Ending balance	22,878,069	22,617,981
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(61,555)	(168,662)
- Changes due to modifications that did not result in derecognition	(118,519)	(174,255)
New financial assets originated or purchased	5,168,150	6,663,157
Financial assets that have been derecognized	(4,889,992)	(6,708,654)
Foreign exchange and other movements	(160,131)	263,331
Ending balance	14,746,752	14,808,799
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(789)
New financial assets originated or purchased	122,340	414,765
Financial assets that have been derecognized	(231,416)	(244,413)
Foreign exchange and other movements	(18,506)	(4,777)
Allowance for loan losses	860,937	1,041,873	$ 880,117
Net carrying amount	22,017,132	21,576,108
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	14,150,247	14,061,182
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,585,244	5,243,288
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,281,641	2,271,638
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981
Ending balance	22,878,069	22,617,981
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799
Ending balance	14,746,752	14,808,799
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753
Ending balance	5,653,436	5,316,753
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429
Ending balance	2,477,881	2,492,429
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	860,937	1,041,873
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	596,505	747,617
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	68,192	73,465
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	196,240	220,791
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954
Ending balance		1,088,954
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	1,875	(3,089)
New financial assets originated or purchased	45,960	235,149
Financial assets that have been derecognized	(85,600)	(191,909)
Foreign exchange and other movements	(23,918)	66,523
Ending balance	944,951	1,088,954
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	1,875	(3,089)
New financial assets originated or purchased	45,960	235,149
Financial assets that have been derecognized	(85,600)	(191,909)
Foreign exchange and other movements	(23,918)	(66,523)
Ending balance	944,951	1,088,954
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	198,485	321,444
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	198,485	321,444
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	100,922
Ending balance		100,922
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2		(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	4,704	32,170
Financial assets that have been derecognized	(67,355)	(13,399)
Foreign exchange and other movements		25,096
Ending balance	41,781	100,922
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2		(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	4,704	32,170
Financial assets that have been derecognized	(67,355)	(13,399)
Foreign exchange and other movements		(25,096)
Ending balance	41,781	100,922
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	499,537
Ending balance		499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	(11,126)	7,573
- Net Transfer to stage 3	(1,927)	(84,512)
- Changes due to modifications that did not result in derecognition	(727)	(1,810)
New financial assets originated or purchased	39,822	80,355
Financial assets that have been derecognized	(16,337)	(73,546)
Foreign exchange and other movements	(7,398)	79,267
Ending balance	459,499	499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	(11,126)	7,573
- Net Transfer to stage 3	(1,927)	(84,512)
- Changes due to modifications that did not result in derecognition	(727)	(1,810)
New financial assets originated or purchased	39,822	80,355
Financial assets that have been derecognized	(16,337)	(73,546)
Foreign exchange and other movements	(7,398)	(79,267)
Ending balance	459,499	499,537
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	488,495
Ending balance		488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	11,126
- Net Transfer to stage 3	1,927	89,922
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	2,602	(1,279)
New financial assets originated or purchased	1,434	122,624
Financial assets that have been derecognized	(1,908)	(104,964)
Foreign exchange and other movements	(16,520)	(37,840)
Ending balance	443,671	488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	11,126
- Net Transfer to stage 3	1,927	89,922
- Charge-offs	(499)	(198)
- Changes due to modifications that did not result in derecognition	2,602	(1,279)
New financial assets originated or purchased	1,434	122,624
Financial assets that have been derecognized	(1,908)	(104,964)
Foreign exchange and other movements	(16,520)	37,840
Ending balance	443,671	488,495
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027
Ending balance		21,529,027
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027	22,524,308
- Charge-offs	(139,426)	(315,567)
- Changes due to modifications that did not result in derecognition	(190,302)	(262,888)
New financial assets originated or purchased	7,617,842	8,681,482
Financial assets that have been derecognized	(6,742,530)	(8,258,678)
Foreign exchange and other movements	(223,314)	(467,658)
Ending balance	21,933,118	21,529,027
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	13,719,845	14,850,038
- Charge-offs	(61,056)	(168,464)
- Changes due to modifications that did not result in derecognition	(120,394)	(171,166)
New financial assets originated or purchased	5,122,190	6,428,008
Financial assets that have been derecognized	(4,804,392)	(6,516,745)
Foreign exchange and other movements	(136,213)	329,854
Ending balance	13,801,801	13,719,845
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753	4,876,041
- Charge-offs	(6,528)	(12,491)
- Changes due to modifications that did not result in derecognition	(27,147)	(33,592)
New financial assets originated or purchased	1,667,159
Financial assets that have been derecognized	(1,258,187)	(504,911)
Foreign exchange and other movements	(38,614)	(58,585)
Ending balance	5,653,436	5,316,753
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429	2,798,229
- Charge-offs	(71,842)	(134,612)
- Changes due to modifications that did not result in derecognition	(42,761)	(58,130)
New financial assets originated or purchased	828,493	1,203,183
Financial assets that have been derecognized	(679,951)	(1,237,022)
Foreign exchange and other movements	(48,487)	(79,219)
Ending balance	2,477,881	2,492,429
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	662,452	720,429
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	398,020	426,173
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	68,192	73,465
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	196,240	220,791
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018
Ending balance		16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018	18,691,115
Changes in the allowances - Net Transfer to stage 1	579,715	627,546
- Net Transfer to stage 2	(844,391)	(1,791,800)
- Net Transfer to stage 3	(34,725)	(69,979)
- Charge-offs	(2,156)	(15,705)
- Changes due to modifications that did not result in derecognition	(171,420)	(235,650)
New financial assets originated or purchased	6,780,677	6,798,612
Financial assets that have been derecognized	(5,410,008)	(7,224,940)
Foreign exchange and other movements	(184,315)	(402,950)
Ending balance	17,036,885	16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	10,427,978	12,445,411
Changes in the allowances - Net Transfer to stage 1	197,566	196,395
- Net Transfer to stage 2	(393,788)	(829,499)
- Net Transfer to stage 3	(19,392)	(37,142)
- Charge-offs	(34)	(443)
- Changes due to modifications that did not result in derecognition	(118,577)	(156,731)
New financial assets originated or purchased	4,693,301	5,000,040
Financial assets that have been derecognized	(3,957,353)	(5,865,418)
Foreign exchange and other movements	(121,124)	275,404
Ending balance	10,705,067	10,427,978
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	4,166,515	4,043,765
Changes in the allowances - Net Transfer to stage 1	198,745	265,412
- Net Transfer to stage 2	(246,234)	(613,181)
- Net Transfer to stage 3	(2,077)	(7,706)
- Charge-offs	(1)
- Changes due to modifications that did not result in derecognition	(19,396)	(27,511)
New financial assets originated or purchased	1,388,545	971,616
Financial assets that have been derecognized	(945,543)	(411,059)
Foreign exchange and other movements	(27,406)	(54,821)
Ending balance	4,513,148	4,166,515
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,732,525	2,201,939
Changes in the allowances - Net Transfer to stage 1	183,404	165,739
- Net Transfer to stage 2	(204,369)	(349,120)
- Net Transfer to stage 3	(13,256)	(25,131)
- Charge-offs	(2,121)	(15,262)
- Changes due to modifications that did not result in derecognition	(33,447)	(51,408)
New financial assets originated or purchased	698,831	826,956
Financial assets that have been derecognized	(507,112)	(948,463)
Foreign exchange and other movements	(35,785)	(72,725)
Ending balance	1,818,670	1,732,525
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136
Ending balance		4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136	2,864,199
Changes in the allowances - Net Transfer to stage 1	(573,869)	(601,963)
- Net Transfer to stage 2	903,704	1,876,532
- Net Transfer to stage 3	(119,377)	(153,174)
- Charge-offs	(18,032)	(38,228)
- Changes due to modifications that did not result in derecognition	(22,719)	(25,330)
New financial assets originated or purchased	789,483	1,474,294
Financial assets that have been derecognized	(1,205,525)	(837,836)
Foreign exchange and other movements	(42,605)	(110,636)
Ending balance	4,030,541	4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,564,516	1,725,817
Changes in the allowances - Net Transfer to stage 1	(196,331)	(188,266)
- Net Transfer to stage 2	421,591	848,497
- Net Transfer to stage 3	(69,611)	(95,739)
- Charge-offs	(102)	(2,370)
- Changes due to modifications that did not result in derecognition	(4,910)	(11,529)
New financial assets originated or purchased	426,540	1,070,353
Financial assets that have been derecognized	(762,712)	(508,072)
Foreign exchange and other movements	(20,500)	103,453
Ending balance	2,400,826	2,564,516
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,025,921	656,010
Changes in the allowances - Net Transfer to stage 1	(198,394)	(259,632)
- Net Transfer to stage 2	264,703	669,912
- Net Transfer to stage 3	(16,173)	(36,114)
- Charge-offs	(66)	(63)
- Changes due to modifications that did not result in derecognition	(8,062)	(6,693)
New financial assets originated or purchased	253,176	76,558
Financial assets that have been derecognized	(277,136)	(71,328)
Foreign exchange and other movements	(10,210)	(2,729)
Ending balance	1,033,759	1,025,921
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	686,699	482,372
Changes in the allowances - Net Transfer to stage 1	(179,144)	(154,065)
- Net Transfer to stage 2	217,410	358,123
- Net Transfer to stage 3	(33,593)	(21,321)
- Charge-offs	(17,864)	(35,795)
- Changes due to modifications that did not result in derecognition	(9,747)	(7,108)
New financial assets originated or purchased	109,767	327,383
Financial assets that have been derecognized	(165,677)	(258,436)
Foreign exchange and other movements	(11,895)	(4,454)
Ending balance	595,956	686,699
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	924,873
Ending balance		924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	924,873	968,994
Changes in the allowances - Net Transfer to stage 1	(5,846)	(25,583)
- Net Transfer to stage 2	(59,313)	(84,732)
- Net Transfer to stage 3	154,102	223,153
- Charge-offs	(119,238)	(261,634)
- Changes due to modifications that did not result in derecognition	3,837	(1,908)
New financial assets originated or purchased	47,682	408,576
Financial assets that have been derecognized	(126,997)	(195,902)
Foreign exchange and other movements	3,606	45,928
Ending balance	865,692	924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	727,351	678,810
Changes in the allowances - Net Transfer to stage 1	(1,235)	(8,129)
- Net Transfer to stage 2	(27,803)	(18,998)
- Net Transfer to stage 3	89,003	132,881
- Charge-offs	(60,920)	(165,651)
- Changes due to modifications that did not result in derecognition	3,093	(2,906)
New financial assets originated or purchased	2,349	357,615
Financial assets that have been derecognized	(84,327)	(143,255)
Foreign exchange and other movements	5,411	(49,003)
Ending balance	695,908	727,351
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	124,317	176,266
Changes in the allowances - Net Transfer to stage 1	(351)	(5,780)
- Net Transfer to stage 2	(18,469)	(56,731)
- Net Transfer to stage 3	18,250	43,820
- Charge-offs	(6,461)	(12,428)
- Changes due to modifications that did not result in derecognition	311	612
New financial assets originated or purchased	25,438	2,117
Financial assets that have been derecognized	(35,508)	(22,524)
Foreign exchange and other movements	(998)	(1,035)
Ending balance	106,529	124,317
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	73,205	113,918
Changes in the allowances - Net Transfer to stage 1	(4,260)	(11,674)
- Net Transfer to stage 2	(13,041)	(9,003)
- Net Transfer to stage 3	46,849	46,452
- Charge-offs	(51,857)	(83,555)
- Changes due to modifications that did not result in derecognition	433	386
New financial assets originated or purchased	19,895	48,844
Financial assets that have been derecognized	(7,162)	(30,123)
Foreign exchange and other movements	(807)	(2,040)
Ending balance	$ 63,255	$ 73,205